Xtrackers US Green Infrastructure Select Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Xtrackers US Green Infrastructure Select Equity ETF | Xtrackers US Green Infrastructure Select Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	35.11%	(14.59%)